Due from Related Parties - Schedule of Due from Related Party (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total due from related party	$ 75,351	$ 76,466	$ 184,961
Sheng Ying Xin (Beijing) Film Industry Co., Ltd., [Member]
Total due from related party		43,412	44,128
Beijing ZhipingScience and Technology Development Co., Ltd [Member]
Total due from related party		28,259	28,724
Anytrust Information Technology Co., Ltd [Member]
Total due from related party		$ 4,795	$ 112,109